GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS

NOTE 11. GOODWILL AND OTHER INTANGIBLE ASSETS

The following table provides information on changes in the carrying amount of goodwill, which is included in the accompanying Consolidated Balance Sheets as of December 31, 2011 and 2010:

	2011	2010
As of January 1:
Goodwill	$3,076	$3,031
Accumulated impairment losses	(2,424)	(2,424)
Total	652	607
Goodwill acquired during the year	90	45
Impairment of goodwill	(6)	0
Total	$736	$652

As of December 31:
Goodwill	$3,166	$3,076
Accumulated impairment losses	(2,430)	(2,424)
Total	$736	$652

The following table provides information regarding other intangible assets, which are included in the accompanying Consolidated Balance Sheets as of December 31, 2011 and 2010:

	Gross Carrying Amount	Accumulated Amortization	Net Book Value
As of December 31, 2011:
Capitalized software costs	$756	$(344)	$412
Long-term debt issuance costs	88	(15)	73
Other	5	(1)	4
Total	$849	$(360)	$489
As of December 31, 2010:
Capitalized software costs	$658	$(288)	$370
Long-term debt issuance costs	84	(14)	70
Other	2	0	2
Total	$744	$(302)	$442

Estimated future amortization of intangibles with finite useful lives as of December 31, 2011 is as follows:

		Years Ending December 31,					Later
	Total	2012	2013	2014	2015	2016	Years
Amortization of intangible assets	$489	$69	$63	$59	$52	$51	$195